Cover	Oct. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2019
Entity File Number	001-36505
Entity Registrant Name	Viper Energy Partners LP
Entity Central Index Key	0001602065
Entity Tax Identification Number	46-5001985
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Texas Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false